BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - ADDITIONAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2019
Disclosure of basis of consolidation [Line Items]
Equity	$ (348,867)	$ (12,875)	$ 119,676				$ 207,020
PROFIT/(LOSS) FOR THE YEAR	(295,577)	$ (92,951)	$ (46,880)
Statement of compliance with IFRS and basis of accounting [Member]
Disclosure of basis of consolidation [Line Items]
Equity	348,900
PROFIT/(LOSS) FOR THE YEAR	295,600
Negative working capital amounting	$ 52,400
Interim Financing Installment				$ 3,000	$ 17,000	$ 17,000